Employee Future Benefits - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Assets set aside for plan		$ 0
Pension plans
Disclosure of defined benefit plans [line items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2024	$ 64
Defined contribution plans
Disclosure of defined benefit plans [line items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2024	102
Retiree welfare plans
Disclosure of defined benefit plans [line items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2024	$ 18
Canadian plans
Disclosure of defined benefit plans [line items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2024		$ 2
Return-Seeking Assets
Disclosure of defined benefit plans [line items]
Target asset allocation for plan		30.00%	30.00%
Return-Seeking Assets | Canada
Disclosure of defined benefit plans [line items]
Target asset allocation for plan		17.00%	17.00%
Liability-Hedging Assets
Disclosure of defined benefit plans [line items]
Target asset allocation for plan		70.00%	70.00%
Liability-Hedging Assets | Canada
Disclosure of defined benefit plans [line items]
Target asset allocation for plan		83.00%	83.00%